Vanguard Institutional Target Retirement 2020 Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the S ecurities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (99.2%)
U.S. Stock Fund (29.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	80,539,409	7,631,109

International Stock Fund (19.7%)
Vanguard Total International Stock Index Fund Investor Shares	267,067,631	5,181,112

U.S. Bond Funds (37.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	670,188,217	7,680,357
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	87,799,293	2,248,540
		9,928,897
International Bond Fund (12.6%)
Vanguard Total International Bond Index Fund Admiral Shares	140,575,761	3,288,067
Total Investment Companies (Cost $20,508,349)		26,029,185
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
1 Vanguard Market Liquidity Fund, 0.111% (Cost $257,694)	2,576,966	257,697
Total Investments (100.2%) (Cost $20,766,043)		26,286,882
Other Assets and Liabilities -Net (-0.2%)		(47,230)
Net Assets (100%)		26,239,652
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2021	1,567	216,368	414
E-mini S&P 500 Index	March 2021	12	2,249	57
				471

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

			Proceeds
	Sept. 30, 2020		from	Realized	Change in		Capital Gain	Dec. 31, 2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	372,446	NA1	NA1	—	—	73	—	257,697
Vanguard Short-Term Inflation-
Protected Securities Index Fund	2,061,160	175,988	2,812	—	14,204	14,429	—	2,248,540
Vanguard Total Bond Market II
Index Fund	7,254,034	521,332	43,067	—	(51,942)	35,622	66,795	7,680,357
Vanguard Total International
Bond Index Fund	3,145,209	122,406	—	—	20,452	7,385	5,021	3,288,067
Vanguard Total International
Stock Index Fund	4,855,341	53,465	463,396	32,504	703,198	49,214	—	5,181,112
Vanguard Total Stock Market
Index Fund	7,146,298	140,425	645,733	169,385	820,734	30,829	—	7,631,109
Total	24,834,488	1,013,616	1,155,008	201,889	1,506,646	137,552	71,816	26,286,882

1 Not applicable—purchases and sales are for temporary cash investment purposes.